EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - Severance obligation - Colombia $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) item	Dec. 31, 2023 COP ($) item
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	82	114
Defined benefit obligation at present value
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 14,360	$ 15,446
Current service cost	267	357
Interest cost	1,116	1,566
Benefits paid	(5,369)	(6,594)
Net actuarial loss / (gain) due to changes in assumptions	13	888
Net actuarial loss / (gain) due to plan experience	(1,036)	2,697
Defined obligation, unfunded as of December 31	$ 9,351	$ 14,360